OTHER FINANCIAL DATA - ASSETS HELD FOR SALE (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Feb. 28, 2013	Dec. 31, 2012
Assets Held For Sale Disclosure [Abstract]
Property, plant and equipment, net			$ 292
Inventories			4
Total assets held for sale	0		296
Liability held for sale - asset retirement obligation			(5)	[1]
Total assets held for sale, net			291
Asssets Held For Sale, Proceeds		$ 371

[1]	Included in Other Current Liabilities on the Consolidated Balance Sheet.